Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Finished goods	€ 1,310,995	€ 1,233,197
Health care supplies	553,821	452,073
Raw materials and purchased components	306,994	247,478
Work in process	124,404	105,266
Inventories	2,296,214	2,038,014
Unconditional purchase agreement of materials	821,888
Inventory write-down	€ 71,593	€ 69,250
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	5 years
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 479,278